Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

18          Inventories

	2021	2022
	RMB’000	RMB’000
Pharmaceuticals	914	1,304
Medical consumables	29,652	26,549
	30,566	27,853

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB160,152,000 (2021: RMB174,991,000).